Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (66,931,068)		$ (51,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B Ordinary Shares	$ 0		$ 4,827
Operating Cost and Expense, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]
Payment of operating costs through Promissory note	$ 36,839		$ 47,083
Subscription agreement expense	6,044,986		0
Change of fair value of subscription agreement liability	69,585,366		0
Income earned on cash and marketable securities held in Trust	(10,689,503)		0
Changes in operating assets and liabilities:
Prepaid expenses	29,000		0
Prepaid insurance	(428,572)		0
Accrued expenses	80,223		0
Net cash used in operating activities	(2,272,729)		0
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(414,000,000)		0
Cash withdrawn from Trust Account for working capital purposes	1,000,000		0
Net cash provided by (used in) investing activities	(413,000,000)		0
Cash Flows from Financing Activities:
Proceeds from sale of Public Units	414,000,000		0
Proceeds from sale of Private Placement Units	3,000,000		0
Repayment of Promissory note—related party	(420,673)		0
Payment of offering costs	(604,444)		0
Net cash provided by financing activities	415,974,883		0
Net Change in Cash	702,154		0
Cash – Beginning of year	0		0
Cash – End of period	702,154	$ 0	0
Supplemental disclosure of cash flow information:
Offering costs included in accrued offering costs	85,000		0
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares	0		20,173
Deferred offering costs paid through IPO Promissory Note – related party	123,987		137,764
Prepaid services contributed by Sponsor through Promissory note—related party	75,000		0
Deferred underwriting fee payable	3,000,000	0	0
ColdQuanta, Inc. dba Infleqtion [Member]
Cash Flows from Operating Activities:
Net loss	(31,795,000)	(53,764,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	3,692,000	2,616,000
Stock-based compensation expense	3,056,000	3,741,000
Change in fair value of contingent obligation	3,992,000	0
Non-cash transfer of property, plant and equipment	0	686,000
Changes in fair value of SAFE notes	0	2,271,000
Change in fair value of contingent consideration	0	(380,000)
Impairment of assets and goodwill	0	13,539,000
Other non-cash operating adjustments	(328,000)	281,000
Changes in operating assets and liabilities:
Prepaid expenses	(411,000)	582,000
Accrued expenses	(493,000)	3,563,000
Accounts receivable	(5,379,000)	(1,981,000)
Inventories	(2,076,000)	(944,000)
Unbilled receivables	(1,176,000)	(2,254,000)
Other assets	(11,000)	(225,000)
Accounts payable	3,786,000	(987,000)
Contract liabilities	3,469,000	851,000
Operating lease right-of-use assets	710,000	(2,511,000)
Operating lease right-of-use liabilities	(1,181,000)	2,449,000
Net cash used in operating activities	(24,145,000)	(32,467,000)
Cash Flows from Investing Activities:
Purchases of available-for-sale securities	(56,759,000)	0
Redemptions of available-for-sale securities	5,600,000	12,660,000
Purchases of property and equipment	(2,372,000)	(2,858,000)
Morton acquisition, net of cash acquired	0	(3,041,000)
SiNoptiq asset acquisition	0	(2,655,000)
Net cash provided by (used in) investing activities	(53,531,000)	4,106,000
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible redeemable preferred stock	49,225,000	25,153,000
Proceeds from issuance of SAFE Notes, net of issuance costs	0	22,655,000
Proceeds from stock options exercised	958,000	1,057,000
Payment of Series C convertible redeemable preferred stock accrued issuance costs	(2,800,000)	0
Payment of deferred offering costs	(5,206,000)	0
Payment of deferred cash consideration	(1,425,000)	(475,000)
Foreign currency translation	676,000	451,000
Net cash provided by financing activities	40,752,000	48,390,000
Net Change in Cash	(36,248,000)	20,480,000
Cash – Beginning of year	48,142,000	27,662,000
Cash – End of period	11,894,000	48,142,000	$ 48,142,000
Supplemental disclosure of cash flow information:
Acquisition of assets through issuance of equity	0	5,236,000
Acquisition of assets through deferred payment arrangements	0	1,964,000
Series C convertible redeemable preferred stock unpaid issuance costs	0	2,650,000
Unpaid deferred offering costs	1,178,000	0
Unrealized gains or losses on available-for-sale securities	140,000	0
Settlement of contingent liability with common stock	$ 2,163,000	$ 0